Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2023
Personnel Expenses
Schedule of personnel expenses

	March 31,
	2021	2022	2023
Salaries, wages and other short term employee benefits	635,667	741,639	907,523
Contributions to defined contribution plans	30,301	37,880	47,321
Expenses related to defined benefit plans (refer to Note 34)	14,345	13,878	11,321
Share based compensation costs	77,100	209,557	152,054
Employee welfare expenses	21,502	18,927	30,215
Total	778,915	1,021,881	1,148,434